Average Annual Total Returns - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2022
Fidelity Advisor Diversified Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	20.65%
Past 5 years	17.06%
Past 10 years	15.62%
Fidelity Advisor Diversified Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.95%
Past 5 years	14.60%
Past 10 years	13.84%
Fidelity Advisor Diversified Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.76%
Past 5 years	13.17%
Past 10 years	12.65%
Fidelity Advisor Diversified Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	25.89%
Past 5 years	17.37%
Past 10 years	15.44%
Fidelity Advisor Diversified Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	23.16%
Past 5 years	17.19%
Past 10 years	15.44%
Fidelity Advisor Diversified Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	28.30%
Past 5 years	18.68%
Past 10 years	16.52%
Fidelity Advisor Diversified Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	28.42%
Past 5 years	18.82%
Since Inception	14.97%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%

[1]	A From August 13, 2013